Basis for preparation	12 Months Ended
Dec. 31, 2023
Basis for preparation
Basis for preparation

2.Basis for preparation

2.1	Statement of compliance and authorization of financial statements

The consolidated financial statements of Ecopetrol and its subsidiaries as of December 31, 2023, and 2022 and for each of the three years in the period ended December 31, 2023, have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

Accounting policies have been applied consistently in all years presented.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of Ecopetrol on April 18, 2024.

2.2	Basis for consolidation

The consolidated financial statements were prepared by consolidating all companies set out in Exhibits 1, which are those over which Ecopetrol S.A. exercises direct or indirect control. Control is achieved when the Ecopetrol Business Group:

●	has power over the investee (including rights to manage relevant activities);
●	is exposed, or has the rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power to affect its operational returns. This instance occurs when the Ecopetrol Business Group has less than a majority of the voting rights of an investee, and it still has the power over the investee to provide it with the practical ability to direct the relevant activities of the investee unilaterally. The Ecopetrol Business Group considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient or not to give it power, including:
a)	the percentage of the Ecopetrol Business Group’s voting rights relative to the size and apportionment of the shares of other vote holders;
b)	potential voting rights held by the Ecopetrol Business Group, other vote holders or other parties;
c)	rights arising from other contractual arrangements; and
d)

any additional facts and circumstances that indicate that the Ecopetrol Business Group has, or does not have, the current ability to direct the relevant activities, at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases.

All intercompany assets and liabilities, equity, income, expenses, and cash flows relating to transactions between entities of the Ecopetrol Business Group were eliminated on consolidation. Unrealized losses are also eliminated. Non–controlling interest represents the proportion of profit, other comprehensive income and net assets in subsidiaries that are not attributable to Ecopetrol shareholders.

The consolidated financial statements as of December 31, 2023, were prepared on the basis that the Ecopetrol Business Group will continue to operate as a going concern bases.

Significant changes in consolidation:

2023

Econova Technology & Innovation, S.L.

On March 17, 2023, Ecopetrol S.A. concluded the establishment process of the company called Econova Technology & Innovation, S.L., domiciled in Spain. Its main corporate purpose is oriented to activities related to science, technology, and innovation (CT+i). Ecopetrol S.A. is the direct owner of 100% of the share capital, subscribed in accordance with the regulatory requirements of the Spanish jurisdiction.

2022

Ecopetrol US Trading LLC

In November 2022, the indirect subsidiary Ecopetrol US Trading LLC was incorporated. This company is domiciled in Delaware, United States of America, its main corporate purpose is the international commercialization of refined, petrochemical, crude oil, and natural gas of Ecopetrol Business Group and third parties. Ecopetrol US Trading LLC is a direct subsidiary of Ecopetrol USA Inc.

Gasoducto de Oriente S.A.

On July 12, 2022, the liquidation of the Gasoducto de Oriente S.A. took place in the Chamber of Commerce of Bogotá. It was a subsidiary of Inversiones de Gases de Colombia S.A.

Conexión Kimal Lo Aguirre

In July 2022, ISA Inversiones Chile incorporated the Joint Venture Conexión Kimal Lo Aguirre, together with Transelec and China Southern Power Grid International (CSG) as shareholders. This company will build and operate the Kimal-Lo Aguirre project in Chile awarded in 2021.

2021

Acquisition of Interconexión Eléctrica S.A. E.S.P.

On August 20, 2021, the Ecopetrol acquired control of Interconexión Eléctrica S.A. E.S.P. (ISA), thus obtaining control of the company.

ISA is a Multi-Latin business group with operations in the electric power transmission, toll roads concessions, and telecommunications businesses, through 50 subsidiaries, 11 joint ventures and 1 associate, in 6 countries in South and Central America. See the subsidiaries in Exhibit 1.

New companies in Singapore

On July, 2021, the subsidiaries Ecopetrol Singapore Pte. Ltd. and Ecopetrol Trading Asia Pte Ltd. were incorporated in Singapore. Ecopetrol Singapore Pte. Ltd. owns 100% of the share capital of Ecopetrol Trading Asia Pte Ltd., whose main purpose is the international commercialization of crude and refined products of the Company to clients in Asia. Both companies are domiciled in Singapore.

2.3Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities that are measured at fair value through profit or loss and/or changes in other comprehensive income at the end of each reporting period, as explained in the accounting policies included below.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

The fair value is the price that would be received from selling an asset or that would be paid for transferring a liability among market participants, in an orderly transaction, on the date of measurement. When estimating the fair value, the Ecopetrol Business Group uses assumptions that market participants would use for pricing an asset or liability at current market conditions, including risk assumptions, which maximize the value (highest and best use) of the asset or liability.

2.4	Functional and presentation currency

The consolidated financial statements are presented in Colombian Pesos, which is the Ecopetrol’s functional currency. For each Ecopetrol Business Group entity, its functional currency is determined based of the main economic environment where it operates.

The statements of profit or loss, and cash flows of subsidiaries with functional currencies different from Ecopetrol’s functional currency are translated at the exchange rates on the dates of the transaction or based on the monthly average exchange rate. Assets and liabilities are translated at the closing exchange rate, and other equity items are translated at exchange rates at the time of the transaction. All resulting exchange differences are recognized in other comprehensive income. On disposal of all or significant part of a foreign operation, the cumulative translation adjustment related to the foreign operation is reclassified to profit or loss.

The consolidated financial statements are presented in Colombian pesos rounded up to the closest million unit (COP$ 000,000) except when otherwise indicated.

2.5	Foreign currency

Transactions in foreign currencies are initially recorded by the Ecopetrol Business Group’s entities at their respective functional currency spot rates at the transactions date. Monetary items denominated in foreign currencies are translated at the functional currency spot rates prevailing at the reporting date. Differences arising on settlement, or translation, or monetary items are recognized in profit or loss, in financial results, net, except those resulting from the conversion of loans and borrowings designated as cash flow hedges or net investment in a foreign operation hedge, which are recognized in other comprehensive income within equity. When the hedged item affects the financial results, exchange differences accumulated in equity are reclassified to profit or loss as part of operating results.

Non–monetary items measured at fair value that are denominated in a foreign currency are translated using the exchange rates prevailing on the date when the fair value is determined. The gain or loss arising on translation of non–monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item.

2.6	Classification of assets and liabilities as current and non–current

The Ecopetrol Business Group presents assets and liabilities in the consolidated statement of financial position based on whether assets are classified as current or non–current.

An asset or liability is classified as current when:

●	It is expected to be realized or intended to be sold or consumed (or expected to be settled, in the case of liabilities) in the ordinary course of business;
●	Held mainly for the purpose of trading;
●	Expected to be realized (or to be settled, in the case of liabilities) within twelve months after the reporting period; or
●	In the case of the assets, it is cash or a cash equivalent, unless the exchange of such asset or liability is restricted or to be used to settle a liability at least twelve months after the reporting period; or
●	In the case of a liability, there is no unconditional right to defer settlement of the liability until at least twelve months after the reporting period.

Other assets and liabilities are classified as non–current.

Deferred tax assets and liabilities are classified as non–current assets and liabilities.

2.7	Earnings per share

Basic earnings per share is calculated by dividing the profit for the year attributable to equity holders of Ecopetrol, the parent company, by the weighted average number of ordinary shares outstanding during the year. There is no potential dilution of shares.